NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET (LOSS)/INCOME PER SHARE
Schedule of basic and diluted (loss)/income per

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income	(5,602,990)	578,653	488,246	70,790
Less: Net (loss)/income attributable to non-controlling interests	(13,885)	108	—	—
Net (loss)/income attributable to ordinary shareholders	(5,589,105)	578,545	488,246	70,790

Denominator:
Weighted average number of shares – basic	2,021,919,061	2,051,263,478	2,473,078,408	2,473,078,408
Adjustments for dilutive options and RSUs	—	84,580,779	43,195,219	43,195,219
Weighted average number of shares – diluted	2,021,919,061	2,135,844,257	2,516,273,627	2,516,273,627

Basic net (loss)/income per share attributable to ordinary shareholders	(2.76)	0.29	0.20	0.03
Diluted net (loss)/income per share attributable to ordinary shareholders	(2.76)	0.27	0.19	0.03